Stockholders' Equity	6 Months Ended
Jun. 30, 2026
Stockholders' Equity [Abstract]
Stockholders' equity

Note 32. Stockholders’ equity

Stockholders’ equity consisted of the following:

	As of June 30, 2026				As of December 31, 2025
Share Capital	Ordinary Shares		F Shares		Ordinary Shares		F Shares
Par value per share	USD	0.01	USD	0.05	USD	0.01	USD	0.05
Share capital (in USD)		2,234,308		74,990		1,915,251		74,990

Total number of authorized shares		500,000,000		10,000,000		500,000,000		10,000,000
Total number of fully paid-in issued shares		223,430,764		1,499,800		191,525,129		1,499,800
Total number of fully paid-in outstanding shares		223,430,764		1,499,800		191,525,129		1,499,800
Total share capital (in USD)		2,309,298				1,990,241

Ordinary Shares

Each ordinary share confers upon the shareholder the following rights: the right to attend any meeting of shareholders; the right to one vote per ordinary share on any resolution of shareholders as against each other ordinary share but, as a class, the ordinary shares shall retain 50.01% of SEALSQ’s voting power; the right to an equal share in any dividend paid by the Company against each other ordinary share, which shall be one fifth of any amount paid by SEALSQ against each F share but shall not rank in preference or be subordinate to any other share; the right to an equal share in the distribution of the surplus assets of SEALSQ against each other ordinary share, which shall be one fifth of any amount paid by SEALSQ against each F share but shall not rank in preference to any other share; and such other rights and entitlements as may be specified in the articles of association.

F Shares

Each F share confers upon the shareholder the following rights: the right to attend any meeting of shareholders; a number of votes per F share, on any matter that is submitted to a vote of shareholders, that would cause the total votes of all F shares to equal 49.99% of the voting power of all shares (or, if the applicable voting standard is “a majority of the shares present in person or represented by proxy and entitled to vote on such matter”, 49.999999% of the voting power of shares present in person or represented by proxy and entitled to vote on such matter); the right to an equal share in any dividend paid by SEALSQ against each other F share, which shall be five times greater than any amount paid by SEALSQ against each ordinary share but which shall not rank in preference to any other share; and the right to an equal share in the distribution of the surplus assets of SEALSQ against each other F share, which shall be five times greater than any amount paid by SEALSQ against each ordinary share but which shall not rank in preference to any other share.

The F shares are subject to mandatory and automatic redemption, in the event of a change of control (being the acquisition by any person or entity, alone or jointly, of more than 50% of the voting rights of any F shareholder which is a corporate entity), as determined by SEALSQ’s board of directors, in exchange for the issuance of new ordinary shares at a ratio of five (5) ordinary shares for each one (1) F share redeemed. The F shares are non-transferable

Equity transactions

At-the-Market Facility

On May 19, 2025, SEALSQ entered into an at-the-market (“ATM”) equity offering program pursuant to which it may offer and sell ordinary shares having an aggregate offering price of up to USD 100 million from time to time through a designated sales agent.

During the six months ended June 30, 2026, the Group did not sell any ordinary shares under the ATM program. As of June 30, 2026, approximately USD 28.9 million remained available for future sales under the ATM facility.

Share Purchase Agreement with Several Institutional Investors signed in March 2026

On March 15, 2026, the Group entered into a Securities Purchase Agreement (the “March 2026 SPA”) with several institutional investors in connection with a registered direct offering led by Maxim Group LLC. Pursuant to the March 2026 SPA, the Group agreed to sell and issue 22,913,630 ordinary shares and pre-funded ordinary share purchase warrants to purchase up to 7,500,000 ordinary shares (the “Pre-funded Warrants”), together with Class E ordinary share purchase warrants to purchase up to 60,827,260 ordinary shares (the “Class E Warrants”), for aggregate gross proceeds of USD 124,999,269.

Each Pre-funded Warrant is exercisable for one ordinary share at an exercise price of USD 0.0001 per share and is immediately exercisable until exercised in full. The Class E Warrants are immediately exercisable, have an exercise price of USD 5.50 per ordinary share, and expire seven years from the date of issuance. Each Class E Warrant is exercisable for one ordinary share.

The ordinary shares, Pre-funded Warrants, and Class E Warrants issued in connection with the March 2026 SPA were assessed as equity instruments and recorded within stockholders’ equity in accordance with ASC 480 and ASC 815. The gross proceeds from the transaction were allocated among the ordinary shares and the Pre-Funded Warrants and Class E Warrants based on their relative fair values at the issuance date, with the amounts allocated to ordinary shares recorded in the Common stock - Ordinary shares at par value and the excess credited to APIC, and the amounts allocated to the Pre-Funded Warrants and Class E Warrants recorded in APIC. The fair value of the ordinary shares was determined based on the quoted market price on the issuance date and the fair value of the Pre-Funded Warrants and Class E Warrants was estimated using a Black-Scholes option pricing model.

Issuance costs directly attributable to the transaction of USD 7,775,329 were recorded as a reduction of stockholders’ equity and allocated to the ordinary shares and the Pre-Funded Warrants and Class E Warrants on the same relative fair value basis. All pre-funded warrants were exercised as of June 30, 2026, resulting in the issuance of 7,500,000 ordinary shares.